RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES

In addition to those related party transactions and balances disclosed elsewhere in the unaudited interim condensed consolidated financial statements, the Group had the following transactions with its related parties during the reporting period:

		Six months ended	Six months ended
	Notes	30 September 2024	30 September 2023
		USD	USD
License fee income	(a)	23,639	48,468
Contractor fee	(b)	125,000	125,000

Finance charges on:
Loan from a related company	(c)	24,548	40,110
Loan from immediate holding company	(d)	58,077	100,671
Convertible loan notes	(e)	151,245	132,153

(a)	During the six months ended 30 September 2024, the Group generated revenue from shareholders amounting to $23,639 (30 September 2023: $48,468).

(b)	During the six months ended 30 September 2024, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $125,000 (30 September 2023: $125,000).

(c)	The Group had a loan with principal of $1,000,000 due to Diginex Holdings Limited. During the six months ended 30 September 2024, the loan bears an 8% annual interest charge and interest of $24,548 accrued up to the date of Recapitalization (six months ended 30 September 2023: $40,110). Upon the Recapitalization, the loan was converted into convertible loan notes with principal of $1,000,000, of which Rhino Ventures holds $517,535 of the principal amount and Working Capital Innovation Fund II L.P. holds $482,465 of the principal amount, and the corresponding interest was recognized as finance charges on convertible loan notes.

(d)	The Group has a loan outstanding from the immediate holding company, Rhino Ventures, with a principal balance of $2,346,391 at 30 September 2024 (30 September 2023: $2,814,483). The loan bears an 8% annual interest charge and interest of $58,077 accrued during the six months ended 30 September 2024 (30 September 2023: $100,671).

(e)	During the six months ended 30 September 2024 and 2023, The Group had convertible loan notes issued to existing shareholders of the Company. Upon the Recapitalization, convertible loan notes with principal of $1,000,000 were converted from the loan from a related company. There were notes outstanding principal of $4,350,000 at 30 September 2024 (30 September 2023: $3,350,000). The loan note bears an 8% annual interest charge and interest of $151,245 accrued during the six months ended 30 September 2024 (30 September 2023: $132,153). On 3 August 2024, the maturity date of a convertible loan note with a principal of $1,000,000 held by HBM IV, Inc. was extended to 3 November 2024 and then further extended to 3 January 2025.

In addition to those related party transactions and balances disclosed elsewhere in the combined financial statements, the Group had the following transactions with its related parties during the reporting period:

		Year ended	Year ended
	Notes	31 March 2024	31 March 2023
		USD	USD
License fee income	(a)	71,333	387,751
Contractor fee	(b)	250,000	250,000
Impairment loss recognized in respect of due from a related company	(c)	81,347	-
Finance charges on:
Loan from a related company	(d)	80,219	60,712
Loans from immediate holding company	(e)	187,584	78,926
Convertible loan notes	(f)	266,520	80,822

(a)	During the year ended 31 March 2024, the Group entered into sales agreements with certain shareholders amounting to $71,333 in revenue generated (2023: $387,751).

(b)	During the year ended 31 March 2024, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $250,000 (2023: $250,000).

(c)	During the year ended 31 March 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2023: $Nil).

(d)	The Group has an outstanding loan principal of $1,000,000 due to Diginex (Holdings) Limited. The loan bears an 8% annual interest charge and interest of $80,219 accrued during the year ended 31 March 2024 (2023: $60,712).

(e)	The Group has a loan outstanding from the immediate holding company, Rhino Ventures Limited, with a principal balance of $1,664,483 at 31 March 2024 (2023: $2,250,000). The loan bears an 8% annual interest charge and interest of $187,584 accrued during the year ended 31 March 2024 (2023: $78,926).

(f)	During the year ended 31 March 2024 and 2023, the Group issued convertible loan notes to existing shareholders of the Company. There were notes outstanding of $3,743,000 at 31 March 2024 (2023: $3,269,000. The loan note bears an 8% annual interest charge and interest of $266,520 accrued during the year ended 31 March 2024 (2023: $80,822).

SCHEDULE OF KEY MANAGEMENT COMPENSATION
	Six months ended	Six months ended
	30 September 2024	30 September 2023
	USD	USD
Basic salaries, allowances and all benefits-in-kind	750,914	710,836
Pension costs - defined contribution plans	3,462	3,846
Share-based payments	274,497	1,220,923
	1,028,873	1,935,605

SCHEDULE OF KEY MANAGEMENT COMPENSATION

	Year ended	Year ended
	31 March 2024	31 March 2023
	USD	USD
Basic salaries, allowances and all benefits-in-kind	1,514,495	1,304,369
Pension costs - defined contribution plans	7,308	7,885
Share-based payments	1,324,067	410,912
	2,845,870	1,723,166